O'CONNOR FUND OF FUNDS:
LONG/SHORT CREDIT STRATEGIES LLC

O'CONNOR FUND OF FUNDS:  LONG/SHORT CREDIT STRATEGIES LLC

PROSPECTUS SUPPLEMENT

DATED SEPTEMBER 2011

The information set forth below supplements, and supersedes any contrary information contained in, the Prospectus dated May 1, 2011 of O'Connor Fund of Funds:  Long/Short Credit Strategies LLC (the "Fund").  Prospective investors are urged to read the Fund's Prospectus and Limited Liability Company Agreement carefully, which have preceded this Supplement.

Effective immediately, interests only will be offered to investors who are "qualified clients" as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended.

If you would like to invest in the Fund you must complete the Fund Investor Certificate dated September 2011.  The Fund Investor Certificate attached as an appendix to the Fund's Prospectus has been revised and is no longer valid.  Please contact your UBS Financial Advisor to obtain a copy of the Fund Investor Certificate dated September 2011.  UBS Financial Advisors can access the Investor Certificate by visiting Consultworks and clicking on Products > Alternative Investments > Fund Investment Application (FIA).

O'CONNOR FUND OF FUNDS:
LONG/SHORT CREDIT STRATEGIES LLC

O'CONNOR FUND OF FUNDS:  LONG/SHORT CREDIT STRATEGIES LLC

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

DATED SEPTEMBER 2011

The information set forth below supplements, and supersedes any contrary information contained in, the Statement of Additional Information dated May 1, 2011 of O'Connor Fund of Funds:  Long/Short Credit Strategies LLC (the "Fund").  Prospective investors are urged to read the Fund's Statement of Additional Information carefully, which has preceded this Supplement.

Effective immediately, interests only will be offered to investors who are "qualified clients" as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended.